SCHEDULE OF CONSOLIDATED FINANCIAL STATEMENTS (Details) - USD ($)	Aug. 31, 2025	Feb. 28, 2025
Leases
Right-of-use assets	$ 2,660	$ 17,232
Current	2,660	15,165
Non-current		2,067
Total	$ 2,660	$ 17,232